Capital Stock - Stock Options Outstanding (Details) shares in Millions	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Options (in shares) | shares	0.3	0.4	2.1	2.9
Weighted Average Exercise Price (in dollars per share)	$ 11.93	$ 12.14	$ 8.46	$ 8.03
$6.06 - $12.85
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Options (in shares) | shares	0.3
Weighted Average Exercise Price (in dollars per share)	$ 11.93
Weighted Average Remaining Life of Outstanding Options | year	6.2
Exercisable Options (in shares) | shares	0.3
Weighted Average Exercise Price (in dollars per share)	$ 11.68
Bottom of range | $6.06 - $12.85
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in dollars per share)	6.06
Top of range | $6.06 - $12.85
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in dollars per share)	$ 12.85